Annual Total Returns - Fidelity Asset Manager 85% [BarChart] - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-14 - Fidelity Asset Manager 85% - Fidelity Advisor Asset Manager 85%: Class A	Nov. 28, 2020
Bar Chart Table:
Annual Return 2010	16.20%
Annual Return 2011	(6.31%)
Annual Return 2012	15.57%
Annual Return 2013	24.87%
Annual Return 2014	5.58%
Annual Return 2015	(0.95%)
Annual Return 2016	7.13%
Annual Return 2017	21.83%
Annual Return 2018	(9.47%)
Annual Return 2019	25.86%